UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2018

MFS® Multimarket Income Trust

MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket Income Trust

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Fixed income sectors (i)
High Yield Corporates	55.4%
Investment Grade Corporates	23.0%
Emerging Markets Bonds	15.0%
Mortgage-Backed Securities	5.5%
U.S. Treasury Securities	5.3%
Collateralized Debt Obligations	1.8%
Non-U.S. Government Bonds	0.6%
Floating Rate Loans	0.5%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	0.2%
Municipal Bonds	0.1%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	7.5 yrs.

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	1.3%
AA	1.6%
A	11.6%
BBB	21.2%
BB	28.7%
B	26.7%
CCC	4.6%
CC	0.4%
C	0.1%
D (o)	0.0%
U.S. Government	18.1%
Federal Agencies	5.5%
Not Rated	(11.9)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents (Less Liabilities)	(21.2)%
Other	13.1%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Co-Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Robert Spector	Co-Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.

William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Note to Shareholders: Effective March 1, 2018, Michael Skatrud became a Portfolio Manager of the Fund. Effective June 30, 2018, Richard Hawkins will no longer be a Portfolio Manager of the Fund. Effective September 1, 2018, William Adams will no longer be a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 119.0%
Issuer	Shares/Par		Value ($)
Aerospace - 1.1%
Dae Funding LLC, 5%, 8/01/2024 (n)		$1,235,000	$1,190,293
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)		290,000	274,410
KLX, Inc., 5.875%, 12/01/2022 (n)		1,160,000	1,210,750
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	400,128
TransDigm, Inc., 6%, 7/15/2022		245,000	248,062
TransDigm, Inc., 6.5%, 7/15/2024		800,000	813,500
TransDigm, Inc., 6.375%, 6/15/2026		555,000	557,775

			$4,694,918
Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027		$673,000	$650,053

Asset-Backed & Securitized - 2.4%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.501% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)		$1,457,092	$1,321,982
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.043% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		773,300	775,960
Crest Ltd., CDO, 7% (0.001% cash or 7% PIK), 1/28/2040 (a)(p)		3,484,427	365,865
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 4.498% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)		260,616	261,943
First Union-Lehman Brothers Bank of America, 1.187%, 11/18/2035 (i)		740,318	15,670
HarbourView CLO VII, Ltd., “B1R”, FLR, 3.522% (LIBOR-3mo. + 1.65%), 11/18/2026 (n)		2,500,000	2,489,552
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.181%, 6/15/2049		689,842	700,877
Lehman Brothers Commercial Conduit Mortgage Trust, 1.121%, 2/18/2030 (i)		82,035	2
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.253% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)		2,500,000	2,500,000
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)		872,001	1,308
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.384% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		2,139,000	2,115,991

			$10,549,150
Automotive - 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,715,000	$1,684,473
Ferrari N.V., 1.5%, 3/16/2023	EUR	800,000	981,850
General Motors Financial Co., Inc., 3.45%, 4/10/2022		$486,000	479,399
General Motors Financial Co., Inc., 4.35%, 1/17/2027		195,000	189,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Automotive - continued
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK), 9/15/2026 (n)(p)		$970,000	$928,775
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	600,000	829,699
Lear Corp., 5.25%, 1/15/2025		$721,000	759,261
LKQ European Holdings B.V., 4.125%, 4/01/2028 (z)	EUR	350,000	418,002
Volkswagen Bank GmbH, 0.75%, 6/15/2023		540,000	647,597
Volkswagen Leasing GmbH, 1.375%, 1/20/2025		550,000	668,626
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$592,000	603,100

			$8,190,462
Banks & Diversified Financials (Covered Bonds) - 0.3%
BPER Banca S.p.A., 5.125% to 5/31/2022, FLR to 5/31/2027	EUR	600,000	$752,690
CaixaBank S.A., 2.75% to 7/14/2023, FLR to 7/14/2028		500,000	629,302

			$1,381,992
Broadcasting - 2.5%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$1,280,000	$1,379,200
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		150,000	161,250
Match Group, Inc., 6.375%, 6/01/2024		1,060,000	1,118,300
Meredith Corp., 6.875%, 2/01/2026 (n)		920,000	930,304
Netflix, Inc., 5.875%, 2/15/2025		735,000	754,992
Netflix, Inc., 4.375%, 11/15/2026		480,000	448,651
Netflix, Inc., 3.625%, 5/15/2027	EUR	365,000	437,992
Netflix, Inc., 4.875%, 4/15/2028 (n)		$280,000	264,250
Netflix, Inc., 5.875%, 11/15/2028 (n)		785,000	783,037
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	740,000	933,172
SES S.A., 4.625% to 1/02/2022, FLR to 12/29/2166		470,000	595,944
Sinclair Broadcast Group, Inc., 5.125%, 2/15/2027 (n)		$1,185,000	1,099,087
WMG Acquisition Corp., 5%, 8/01/2023 (n)		250,000	248,438
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		935,000	916,300
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		195,000	195,975
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	350,000	418,336

			$10,685,228
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$335,000	$324,617
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		274,000	271,418
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	450,683
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		1,156,000	1,116,340

			$2,163,058
Building - 3.3%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,140,000	$1,175,283
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		705,000	666,225
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		835,000	874,662

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$451,000	$433,256
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	207,375
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,150,000	1,168,285
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	480,054
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$210,000	204,750
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		830,000	805,100
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		225,000	211,950
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		357,000	334,872
Masco Corp., 4.45%, 4/01/2025		170,000	171,802
Masco Corp., 4.375%, 4/01/2026		791,000	795,944
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (n)		935,000	995,775
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		631,000	638,888
Owens Corning, 4.4%, 1/30/2048		365,000	325,699
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		815,000	851,675
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,050,000	1,063,781
Standard Industries, Inc., 6%, 10/15/2025 (n)		735,000	762,562
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		844,000	787,030
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		995,000	1,017,089
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		270,000	278,438

			$14,250,495
Business Services - 2.8%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,015,000	$1,032,762
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		140,000	140,700
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		670,000	681,725
CDK Global, Inc., 4.875%, 6/01/2027		1,490,000	1,441,575
Cisco Systems, Inc., 2.2%, 2/28/2021		530,000	520,507
Equinix, Inc., 5.375%, 1/01/2022		290,000	299,063
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,094,287
Equinix, Inc., 5.75%, 1/01/2025		537,000	557,137
Equinix, Inc., 5.875%, 1/15/2026		530,000	548,550
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		180,000	179,866
Fidelity National Information Services, Inc., 5%, 10/15/2025		58,000	61,241
Fidelity National Information Services, Inc., 3%, 8/15/2026		504,000	462,639
First Data Corp., 5%, 1/15/2024 (n)		1,760,000	1,773,200
MSCI, Inc., 4.75%, 8/01/2026 (n)		920,000	911,582
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		734,000	727,832
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		930,000	950,925
Vantiv LLC/Vantiv Issuer Corp, 4.375%, 11/15/2025 (n)		625,000	596,875

			$11,980,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 5.2%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$1,325,000	$1,325,000
Altice Financing S.A., 7.5%, 5/15/2026 (n)		200,000	197,000
Altice Finco S.A., 8.125%, 1/15/2024 (n)		719,000	737,874
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		665,000	650,038
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		845,000	848,971
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,545,000	1,559,523
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		805,000	791,416
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		705,000	699,712
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		350,000	342,125
Charter Communications Operating LLC, 6.384%, 10/23/2035		555,000	605,506
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		614,000	577,765
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,270,000	1,218,946
DISH DBS Corp., 5%, 3/15/2023		675,000	584,719
DISH DBS Corp., 5.875%, 11/15/2024		755,000	642,694
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		530,000	445,200
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		270,000	285,188
Lynx II Corp., 6.375%, 4/15/2023 (n)		675,000	680,062
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	339,336
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$540,000	533,250
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,248,655
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	646,750
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	381,210
Sky PLC, 2.5%, 9/15/2026	EUR	600,000	783,155
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,000,000	955,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	177,988
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,230,000	1,291,500
Videotron Ltd., 5.375%, 6/15/2024 (n)		215,000	220,913
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,615,000	1,582,700
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		930,000	885,825
VTR Finance B.V., 6.875%, 1/15/2024 (n)		207,000	214,040
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,105,000	1,044,225

			$22,496,286
Chemicals - 1.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$461,341
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		925,000	931,938
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		655,000	681,200
K&S AG, 2.625%, 4/06/2023	EUR	350,000	442,170
OCI N.V., 6.625%, 4/15/2023 (n)		$825,000	836,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
PolyOne Corp., 5.25%, 3/15/2023		$815,000	$834,356
SPCM S.A., 4.875%, 9/15/2025 (n)		1,100,000	1,065,295

			$5,252,850
Computer Software - 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$840,000	$864,221
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		600,000	636,325
Microsoft Corp., 4.1%, 2/06/2037		922,000	957,333
Oracle Corp., 3.4%, 7/08/2024		483,000	479,288
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	500,000	606,912
VeriSign, Inc., 4.625%, 5/01/2023		$910,000	912,275
VeriSign, Inc., 5.25%, 4/01/2025		130,000	133,413
VeriSign, Inc., 4.75%, 7/15/2027		302,000	289,543

			$4,879,310
Computer Software - Systems - 1.1%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$669,119
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	1,177,856
Apple, Inc., 4.25%, 2/09/2047		135,000	137,218
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		425,000	440,147
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		270,000	268,974
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		775,000	804,063
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,145,000	1,156,106

			$4,653,483
Conglomerates - 2.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,510,000	$1,507,176
Apergy Corp, 6.375%, 5/01/2026 (n)		390,000	395,850
Apex Tool Group LLC, 9%, 2/15/2023 (n)		820,000	799,500
Colfax Corp., 3.25%, 5/15/2025	EUR	400,000	487,484
EnerSys, 5%, 4/30/2023 (n)		$1,540,000	1,547,700
Enpro Industries, Inc., 5.875%, 9/15/2022		1,415,000	1,457,450
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,075,000	1,037,375
Gates Global LLC, 6%, 7/15/2022 (n)		457,000	462,713
Smiths Group PLC, 2%, 2/23/2027	EUR	400,000	494,369
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$985,000	997,312
Thyssenkrupp AG, 1.375%, 3/03/2022	EUR	650,000	794,604
TriMas Corp., 4.875%, 10/15/2025 (n)		$1,180,000	1,135,750

			$11,117,283

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Construction - 0.5%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$91,745
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	137,100
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		870,000	867,825
Toll Brothers Finance Corp., 4.875%, 11/15/2025		255,000	253,088
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,015,000	938,875

			$2,288,633
Consumer Products - 1.2%
Coty, Inc., 4%, 4/15/2023 (z)	EUR	300,000	$366,026
Coty, Inc., 4.75%, 4/15/2026 (n)		500,000	603,789
Coty, Inc., 6.5%, 4/15/2026 (n)		$1,050,000	1,021,125
Essity AB, 1.125%, 3/27/2024	EUR	500,000	609,280
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)		$685,000	688,425
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	497,937
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	366,300
Spectrum Brands, Inc., 6.125%, 12/15/2024		165,000	167,475
Spectrum Brands, Inc., 5.75%, 7/15/2025		995,000	994,055

			$5,314,412
Consumer Services - 1.8%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	650,000	$802,698
IHS Markit Ltd., 4%, 3/01/2026 (n)		$165,000	158,042
Interval Acquisition Corp., 5.625%, 4/15/2023		1,295,000	1,350,038
Matthews International Corp., 5.25%, 12/01/2025 (n)		845,000	828,100
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	650,000	794,333
Priceline Group, Inc., 3.55%, 3/15/2028		$238,000	226,434
Service Corp. International, 4.625%, 12/15/2027		705,000	689,349
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,015,000	988,610
Visa, Inc., 2.8%, 12/14/2022		542,000	532,707
Visa, Inc., 4.15%, 12/14/2035		465,000	483,921
Visa, Inc., 3.65%, 9/15/2047		273,000	257,224
West Corp., 8.5%, 10/15/2025 (n)		805,000	776,825

			$7,888,281
Containers - 3.0%
Ball Corp., 5.25%, 7/01/2025		$330,000	$339,900
Berry Global Group, Inc., 5.5%, 5/15/2022		1,155,000	1,184,603
Berry Global Group, Inc., 6%, 10/15/2022		680,000	708,050
Berry Global, Inc., 4.5%, 2/15/2026 (n)		365,000	348,575
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,128,361
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)		320,000	308,800
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		590,000	546,488

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - continued
DS Smith PLC, 1.375%, 7/26/2024	EUR	750,000	$902,097
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$685,000	688,425
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,426,000	1,468,780
Reynolds Group, 5.75%, 10/15/2020		581,465	585,826
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	729,531
Reynolds Group, 7%, 7/15/2024 (n)		625,000	650,781
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,126,650
Sealed Air Corp., 5.125%, 12/01/2024 (n)		370,000	375,550
Sealed Air Corp., 5.5%, 9/15/2025 (n)		195,000	201,581
Silgan Holdings, Inc., 5.5%, 2/01/2022		90,000	91,350
Silgan Holdings, Inc., 4.75%, 3/15/2025		890,000	861,164
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		650,000	664,625

			$12,911,137
Electrical Equipment - 0.3%
CommScope Tech LLC, 5%, 3/15/2027 (n)		$1,540,000	$1,474,550

Electronics - 0.7%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	600,000	$735,020
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$767,000	732,324
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		645,000	669,188
Sensata Technologies B.V., 5%, 10/01/2025 (n)		890,000	887,775

			$3,024,307
Emerging Market Quasi-Sovereign - 4.8%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$201,000	$210,045
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	983,840
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		1,242,000	1,278,887
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		391,000	383,002
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)		915,000	936,731
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		268,000	270,010
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		296,000	296,263
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		423,000	401,490
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		492,000	484,344
KazTransGas JSC, 4.375%, 9/26/2027		913,000	868,263
Majapahit Holding B.V., 8%, 8/07/2019 (n)		1,197,000	1,271,813
Majapahit Holding B.V., 7.75%, 1/20/2020 (n)		1,045,000	1,116,896
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		371,000	356,118
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		373,000	402,225
Pertamina PT, 5.25%, 5/23/2021 (n)		511,000	529,591
Pertamina PT, 4.875%, 5/03/2022 (n)		540,000	553,102
Pertamina PT, 4.3%, 5/20/2023 (n)		323,000	322,826
Petrobras Global Finance B.V., 6.125%, 1/17/2022		53,000	55,957

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petrobras Global Finance B.V., 6.25%, 3/17/2024		$1,043,000	$1,097,236
Petrobras Global Finance B.V., 7.375%, 1/17/2027		44,000	47,190
Petrobras International Finance Co., 6.75%, 1/27/2041		1,159,000	1,099,891
Petroleos Mexicanos, 5.5%, 1/21/2021		1,199,000	1,237,368
Petroleos Mexicanos, 4.625%, 9/21/2023		221,000	218,120
Petroleos Mexicanos, 6.75%, 9/21/2047		161,000	155,429
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		666,000	640,315
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		548,000	523,767
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		544,000	546,013
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,367,000	1,493,448
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,293,735
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		776,000	751,135

			$20,825,050
Emerging Market Sovereign - 5.9%
Dominican Republic, 7.5%, 5/06/2021 (n)		$879,000	$928,664
Dominican Republic, 6.6%, 1/28/2024 (n)		188,000	200,220
Dominican Republic, 5.875%, 4/18/2024 (n)		206,000	212,695
Dominican Republic, 5.5%, 1/27/2025 (n)		211,000	211,739
Oriental Republic of Uruguay, 4.375%, 10/27/2027		377,731	380,564
Republic of Argentina, 6.875%, 4/22/2021		1,489,000	1,562,705
Republic of Colombia, 8.125%, 5/21/2024		679,000	823,627
Republic of Colombia, 6.125%, 1/18/2041		435,000	491,550
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,362,000	1,444,415
Republic of Hungary, 7.625%, 3/29/2041		488,000	686,801
Republic of Indonesia, 11.625%, 3/04/2019		733,000	787,384
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	375,000	487,040
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$517,000	502,154
Republic of Indonesia, 5.875%, 1/15/2024 (n)		225,000	244,431
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	324,000	404,870
Republic of Indonesia, 4.125%, 1/15/2025		$1,422,000	1,418,924
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	338,267
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		427,000	428,179
Republic of Kazakhstan, 4.875%, 10/14/2044 (n)		207,000	203,191
Republic of Panama, 8.875%, 9/30/2027		1,273,000	1,734,462
Republic of Panama, 9.375%, 4/01/2029		423,000	601,718
Republic of Paraguay, 4.625%, 1/25/2023 (n)		212,000	216,240
Republic of Poland, 5%, 3/23/2022		609,000	646,173
Republic of Romania, 6.75%, 2/07/2022 (n)		1,074,000	1,180,670
Republic of South Africa, 4.875%, 4/14/2026		864,000	848,590
Republic of Sri Lanka, 6.125%, 6/03/2025		1,336,000	1,317,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Turkey, 6.25%, 9/26/2022		$646,000	$679,115
Russian Federation, 4.875%, 9/16/2023 (n)		800,000	828,000
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,015,810
Russian Federation, 5.625%, 4/04/2042 (n)		600,000	628,800
United Mexican States, 3.625%, 3/15/2022		856,000	860,982
United Mexican States, 3.75%, 1/11/2028		1,450,000	1,366,625
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	1,679,605

			$25,361,887
Energy - Independent - 3.9%
Afren PLC, 11.5%, 2/01/2019 (a)(d)(z)		$326,905	$817
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		213,708	534
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		1,425,000	1,474,875
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		1,055,000	1,041,813
Diamondback Energy, Inc., 5.375%, 5/31/2025		1,360,000	1,377,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		490,000	496,738
Gulfport Energy Corp., 6%, 10/15/2024		720,000	684,000
Gulfport Energy Corp., 6.375%, 5/15/2025		415,000	398,271
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)		1,030,000	988,800
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		1,365,000	1,382,062
PDC Energy, Inc., 6.125%, 9/15/2024		1,325,000	1,358,125
QEP Resources, Inc., 5.25%, 5/01/2023		1,230,000	1,199,250
QEP Resources, Inc., 5.625%, 3/01/2026		555,000	531,413
Sanchez Energy Corp., 6.125%, 1/15/2023		370,000	267,214
Seven Generations Energy, 6.75%, 5/01/2023 (n)		890,000	923,375
Seven Generations Energy, 5.375%, 9/30/2025 (n)		640,000	622,400
SM Energy Co., 6.75%, 9/15/2026		1,165,000	1,185,387
SRC Energy, Inc., 6.25%, 12/01/2025 (n)		865,000	873,650
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	398,452
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	967,805
WPX Energy, Inc., 6%, 1/15/2022		639,000	666,158

			$16,838,139
Entertainment - 1.3%
Cedar Fair LP, 5.375%, 6/01/2024		$415,000	$420,192
Cedar Fair LP, 5.375%, 4/15/2027 (n)		440,000	437,800
Cinemark USA, Inc., 5.125%, 12/15/2022		1,045,000	1,061,981
Cinemark USA, Inc., 4.875%, 6/01/2023		1,130,000	1,115,875
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		685,000	683,287
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,970,000	1,925,084

			$5,644,219

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - 1.4%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$153,860
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		650,000	602,509
Aircastle Ltd., 5.125%, 3/15/2021		250,000	256,562
Aircastle Ltd., 5.5%, 2/15/2022		755,000	788,975
EXOR N.V., 1.75%, 1/18/2028	EUR	450,000	535,487
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$337,000	341,520
Navient Corp., 7.25%, 1/25/2022		1,010,000	1,068,075
Navient Corp., 7.25%, 9/25/2023		650,000	679,250
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,910,000	1,855,087

			$6,281,325
Food & Beverages - 3.3%
Anheuser Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$221,000	$224,695
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	382,742
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,729,000	1,715,068
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		944,000	972,359
Aramark Services, Inc., 4.75%, 6/01/2026		955,000	926,350
Aramark Services, Inc., 5%, 2/01/2028 (n)		655,000	637,806
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	325,000	402,644
Constellation Brands, Inc., 4.25%, 5/01/2023		$894,000	911,900
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	324,137
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,135,000	1,126,488
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	208,818
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		201,000	204,268
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		245,000	235,200
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,185,000	1,149,450
Kraft Heinz Foods Co., 5.2%, 7/15/2045		60,000	59,557
Kraft Heinz Foods Co., 4.375%, 6/01/2046		256,000	230,329
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		750,000	743,438
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		445,000	441,106
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)		1,080,000	1,031,400
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		1,085,000	1,117,550
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		995,000	1,012,413
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		239,000	239,226
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		124,000	124,688

			$14,421,632
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)		$340,000	$34

Gaming & Lodging - 1.9%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$860,000	$875,050
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		895,000	925,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - continued
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		$160,000	$161,200
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)		800,000	800,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,160,000	1,124,968
MGM Resorts International, 6.625%, 12/15/2021		1,105,000	1,182,350
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,036,437
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		450,000	451,125
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)		805,000	811,038
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		485,000	475,300
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		270,000	261,903

			$8,104,577
Industrial - 0.5%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)		$830,000	$856,975
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		1,250,000	1,212,500

			$2,069,475
Insurance - 0.5%
American International Group, Inc., 1.875%, 6/21/2027	EUR	180,000	$216,670
AssuredPartners Inc., 7%, 8/15/2025 (n)		$810,000	799,875
Old Mutual PLC, 7.875%, 11/03/2025	GBP	450,000	736,020
Unum Group, 4%, 3/15/2024		$259,000	259,790

			$2,012,355
Insurance - Health - 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$460,000	$439,166
Centene Corp., 5.625%, 2/15/2021		460,000	472,075
Centene Corp., 6.125%, 2/15/2024		765,000	801,338
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,009,000	1,078,479

			$2,791,058
Insurance - Property & Casualty - 1.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	$349,892
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		144,000	141,389
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	329,481
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	100,000	120,445
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		227,000	278,607
CNA Financial Corp., 5.875%, 8/15/2020		$700,000	739,480
Hub International Holdings, Inc., 7.875%, 10/01/2021 (n)		650,000	677,430
Hub International Ltd., 7%, 5/01/2026 (n)		370,000	370,462
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		567,000	575,028
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	120,000	155,028
Liberty Mutual Group, Inc., 2.75%, 5/04/2026		200,000	258,380
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$330,000	329,906
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	310,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$197,000	$197,304
QBE Capital Funding III Ltd., 7.5%, 5/24/2041	GBP	300,000	458,313
XLIT Ltd., 3.25%, 6/29/2047	EUR	500,000	610,593

			$5,902,537
International Market Quasi-Sovereign - 0.3%
Bank of Iceland, 1.75%, 9/07/2020	EUR	600,000	$747,982
Landsbanki Islands HF, 1.125% to 1/19/2023, FLR to 1/19/2024		350,000	421,693

			$1,169,675
International Market Sovereign - 0.0%
Government of Japan, 2.4%, 3/20/2037	JPY	12,200,000	$150,005

Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/2018		$1,316,000	$1,316,381
Baidu, Inc., 4.125%, 6/30/2025		240,000	238,142

			$1,554,523
Local Authorities - 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$383,812
Province of British Columbia, 2.3%, 6/18/2026		595,000	447,537

			$831,349
Machinery & Tools - 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$1,158,750

Major Banks - 5.2%
Bank of America Corp., 2.625%, 4/19/2021		$1,661,000	$1,633,012
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,426,742
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059		900,000	898,200
Bank of New York Mellon Corp., 2.95%, 1/29/2023		661,000	647,864
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028		647,000	625,509
Barclays Bank PLC, 6%, 1/14/2021	EUR	500,000	685,700
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	345,422
Credit Suisse Group AG, 1.25%, 7/17/2025	EUR	500,000	598,687
Goldman Sachs Group, Inc., 7.5%, 2/15/2019		$1,200,000	1,245,121
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		1,275,000	1,249,551
Goldman Sachs Group, Inc., 3%, 4/26/2022		1,250,000	1,221,645
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	395,562
JPMorgan Chase & Co., 3.25%, 9/23/2022		1,918,000	1,898,698
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,052,334
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		600,000	577,860
Morgan Stanley, 2.5%, 4/21/2021		1,250,000	1,221,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 3.125%, 7/27/2026		$572,000	$532,583
Morgan Stanley, 2.625%, 3/09/2027	GBP	250,000	341,634
Morgan Stanley, 3.95%, 4/23/2027		$988,000	949,389
PNC Bank N.A., 2.6%, 7/21/2020		1,067,000	1,055,765
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,027,000	995,388
UBS Group AG, 6.875%, 12/29/2049		990,000	1,041,975
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	615,648
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,250,000	1,198,833

			$22,454,614
Medical & Health Technology & Services - 4.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$66,000	$64,362
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	265,431
CVS Health Corp., 5.05%, 3/25/2048		298,000	302,737
DaVita, Inc., 5.125%, 7/15/2024		620,000	600,625
DaVita, Inc., 5%, 5/01/2025		655,000	620,744
HCA, Inc., 7.5%, 2/15/2022		835,000	918,500
HCA, Inc., 5%, 3/15/2024		1,705,000	1,724,181
HCA, Inc., 5.375%, 2/01/2025		1,820,000	1,810,900
HCA, Inc., 5.875%, 2/15/2026		465,000	470,813
HCA, Inc., 5.25%, 6/15/2026		471,000	473,355
HealthSouth Corp., 5.125%, 3/15/2023		1,120,000	1,136,800
HealthSouth Corp., 5.75%, 11/01/2024		25,000	25,438
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)		675,000	676,519
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	353,345
Life Technologies Corp., 6%, 3/01/2020		363,000	380,408
Northwell Healthcare, Inc., 3.979%, 11/01/2046		81,000	74,652
Northwell Healthcare, Inc., 4.26%, 11/01/2047		532,000	512,665
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		340,000	342,550
Polaris, 8.5%, 12/01/2022 (n)		785,000	796,775
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025 (z)	EUR	550,000	647,961
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		$1,025,000	1,010,906
Quorum Health Corp., 11.625%, 4/15/2023		590,000	626,875
Tenet Healthcare Corp., 8.125%, 4/01/2022		850,000	885,062
Tenet Healthcare Corp., 6.75%, 6/15/2023		545,000	535,803
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)		865,000	841,212
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	355,563
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	226,916
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		938,000	879,284
Universal Health Services, Inc., 7.625%, 8/15/2020		1,010,000	1,017,575
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		785,000	771,263

			$19,349,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - 0.5%
Teleflex, Inc., 5.25%, 6/15/2024		$1,005,000	$1,020,075
Teleflex, Inc., 4.875%, 6/01/2026		445,000	438,770
Teleflex, Inc. , 4.625%, 11/15/2027		695,000	663,725

			$2,122,570
Metals & Mining - 3.2%
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	$338,100
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$675,000	676,505
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		870,000	867,651
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023		435,000	417,056
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		405,000	373,613
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		1,707,000	1,830,757
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	400,000	493,860
Glencore Funding LLC , 3%, 10/27/2022 (n)		$885,000	846,302
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,155,000	1,189,650
Kinross Gold Corp., 5.95%, 3/15/2024		327,000	340,898
Kinross Gold Corp., 4.5%, 7/15/2027 (n)		136,000	127,840
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		445,000	467,108
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,095,000	1,115,038
Novelis Corp., 5.875%, 9/30/2026 (n)		1,320,000	1,310,100
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		575,000	574,713
Southern Copper Corp., 5.875%, 4/23/2045		753,000	842,339
Steel Dynamics, Inc., 5.125%, 10/01/2021		435,000	442,743
Steel Dynamics, Inc., 5.25%, 4/15/2023		195,000	197,925
Steel Dynamics, Inc., 5.5%, 10/01/2024		735,000	755,212
TMS International Corp., 7.25%, 8/15/2025 (n)		655,000	677,925

			$13,885,335
Midstream - 3.0%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$553,847
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,520,000	1,558,000
DCP Midstream LLC, 3.875%, 3/15/2023		770,000	743,050
DCP Midstream LP, 4.95%, 4/01/2022		410,000	416,150
DCP Midstream LP, 5.6%, 4/01/2044		440,000	431,200
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	410,894
Energy Transfer Equity LP, 5.875%, 1/15/2024		1,175,000	1,199,969
Energy Transfer Equity LP, 5.5%, 6/01/2027		275,000	275,000
MPLX LP, 4.5%, 4/15/2038		371,000	358,789
ONEOK, Inc., 4.95%, 7/13/2047		928,000	930,272
Sabine Pass Liquefaction, 4.2%, 3/15/2028		400,000	388,684
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		500,000	515,951
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)		1,935,000	1,930,162

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp, 5.375%, 2/01/2027		$1,925,000	$1,843,187
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		665,000	663,337
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		625,000	606,250

			$12,824,742
Mortgage-Backed - 5.5%
Fannie Mae, 2.072%, 5/25/2018		256,756	$256,403
Fannie Mae, 5.5%, 1/01/2037 - 8/01/2037		1,086,302	1,189,001
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		2,189,632	2,243,999
Fannie Mae, 3.5%, 3/01/2045 - 1/01/2047		5,590,653	5,563,569
Freddie Mac, 3.527%, 10/25/2023		1,400,000	1,425,021
Freddie Mac, 3.062%, 11/25/2023		600,000	597,723
Freddie Mac, 3.002%, 1/25/2024		1,500,000	1,489,281
Freddie Mac, 3.329%, 5/25/2025		5,000,000	5,029,730
Freddie Mac, 2.673%, 3/25/2026		1,099,000	1,050,633
Freddie Mac, 3.194%, 7/25/2027		850,000	834,922
Freddie Mac, 3.244%, 8/25/2027		138,000	135,965
Freddie Mac, 4%, 4/01/2044		158,226	161,886
Freddie Mac, 3.5%, 9/01/2045		3,968,204	3,958,220

			$23,936,353
Municipals - 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$50,000	$50,083
Oklahoma Development Finance Authority, Health System Rev.
(OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	219,093

			$269,176
Natural Gas - Distribution - 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$420,000	$399,045
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		377,000	375,002

			$774,047
Network & Telecom - 1.2%
AT&T, Inc., 4.9%, 8/14/2037		$833,000	$843,473
AT&T, Inc., 4.25%, 6/01/2043	GBP	230,000	342,607
AT&T, Inc., 4.75%, 5/15/2046		$666,000	620,279
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	500,000	678,824
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	400,000	481,161
Verizon Communications, Inc., 1.75%, 8/15/2021		$281,000	267,862
Verizon Communications, Inc., 4.812%, 3/15/2039		539,000	533,589

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		$630,000	$652,176
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,035,000	1,027,631

			$5,447,602
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 10/15/2022		$1,155,000	$952,875
Diamond Offshore Drill Co., 7.875%, 8/15/2025		440,000	451,550
Diamond Offshore Drill Co., 5.7%, 10/15/2039		965,000	752,700
Ensco PLC, 7.75%, 2/01/2026		810,000	763,425
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		720,000	699,479
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		1,055,000	1,011,481

			$4,631,510
Oils - 0.4%
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,120,000	$1,120,000
Phillips 66, 4.875%, 11/15/2044		606,000	632,917

			$1,752,917
Other Banks & Diversified Financials - 1.2%
Bancolombia S.A., 5.95%, 6/03/2021		$547,000	$576,402
BBVA Banco Continental S.A., 5.25% to 9/22/2024, FLR to 9/22/2029 (n)		104,000	108,420
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		424,000	459,531
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	400,000	517,494
BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	300,129
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	647,065
Citizens Bank N.A., 2.55%, 5/13/2021		$256,000	250,472
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	400,000	549,379
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		$220,000	218,264
ING Groep N.V., 3.95%, 3/29/2027		418,000	411,293
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	384,413
UniCredit S.p.A., 1%, 1/18/2023	EUR	550,000	660,595

			$5,083,457
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$171,000	$165,035

Pharmaceuticals - 1.0%
Celgene Corp., 2.875%, 8/15/2020		$600,000	$596,079
Celgene Corp., 2.75%, 2/15/2023		711,000	678,763
Gilead Sciences, Inc., 2.35%, 2/01/2020		667,000	661,696
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		575,000	478,688
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)		300,000	234,750
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		885,000	798,712

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		$1,050,000	$947,068

			$4,395,756
Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 6%, 8/15/2040		$105,000	$109,463
Teck Resources Ltd., 6.25%, 7/15/2041		730,000	773,800

			$883,263
Printing & Publishing - 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$811,000	$817,164

Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR to 12/29/2049	EUR	600,000	$765,606

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,090,000	$1,057,300
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,255,000	1,189,113

			$2,246,413
Real Estate - Office - 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	550,000	$700,893
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		350,000	422,414

			$1,123,307
Real Estate - Other - 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,245,000	$1,248,112
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		685,000	685,000
Starwood Property Trust, Inc., 5%, 12/15/2021		88,000	89,053
Starwood Property Trust, Inc., 4.75%, 3/15/2025 (n)		125,000	120,313

			$2,142,478
Restaurants - 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$875,000	$888,125
IRB Holding Corp. , 6.75%, 2/15/2026 (n)		755,000	728,575
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 5.25%, 6/01/2026 (n)		1,105,000	1,110,525

			$2,727,225
Retailers - 0.8%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,329,000	$1,396,547
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)		300,000	289,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		$990,000	$950,400
Home Depot, Inc., 2.625%, 6/01/2022		585,000	572,931
Home Depot, Inc., 3%, 4/01/2026		475,000	454,105

			$3,663,483
Specialty Chemicals - 0.7%
A Schulman, Inc., 6.875%, 6/01/2023		$865,000	$908,250
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)		540,000	517,050
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,760,000	1,812,800

			$3,238,100
Specialty Stores - 0.3%
Group 1 Automotive, Inc., 5%, 6/01/2022		$805,000	$807,254
Rallye S.A., 4.25%, 3/11/2019	EUR	300,000	370,878

			$1,178,132
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$890,000	$828,812
Esselunga S.p.A., 1.875%, 10/25/2027	EUR	350,000	426,995
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	352,955
Tesco PLC, 6.15%, 11/15/2037 (n)		$483,000	516,975

			$2,125,737
Supranational - 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$205,002
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		405,000	328,847
International Finance Corp., 3.25%, 7/22/2019		585,000	445,819

			$979,668
Telecommunications - Wireless - 3.6%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$525,000	$501,375
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		895,000	806,619
American Tower Corp., REIT, 3.5%, 1/31/2023		743,000	732,901
American Tower Corp., REIT, 4%, 6/01/2025		514,000	507,389
Crown Castle International Corp., 3.7%, 6/15/2026		232,000	220,630
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		324,000	289,575
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,279,000	1,216,649
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		756,000	614,794
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,338,000	1,222,852
Digicel Group Ltd., 6.75%, 3/01/2023		253,000	231,227
SBA Communications Corp., REIT, 4%, 10/01/2022 (n)		1,180,000	1,123,950
SBA Communications Corp., REIT, 4.875%, 9/01/2024		300,000	288,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
SBA Tower Trust, 2.898%, 10/11/2044 (n)		$439,000	$439,073
Sprint Corp., 7.875%, 9/15/2023		1,570,000	1,683,825
Sprint Corp., 7.125%, 6/15/2024		1,230,000	1,274,587
Sprint Corp., 7.625%, 3/01/2026		355,000	374,081
Sprint Nextel Corp., 6%, 11/15/2022		1,340,000	1,368,475
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	424,237
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	735,475
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	850,256
T-Mobile USA, Inc., 5.375%, 4/15/2027		620,000	626,975

			$15,533,320
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$386,100
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,152,099
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	348,537

			$1,886,736
Tobacco - 0.5%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)		$550,000	$514,577
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	300,000	359,040
Reynolds American, Inc., 8.125%, 6/23/2019		$257,000	271,454
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	69,040
Reynolds American, Inc., 4.45%, 6/12/2025		788,000	795,732
Reynolds American, Inc., 5.7%, 8/15/2035		202,000	222,969

			$2,232,812
Transportation - Services - 0.8%
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	350,000	$420,949
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028		500,000	567,653
Heathrow Funding Ltd., 1.875%, 7/12/2032		300,000	360,561
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	343,296
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$560,000	423,500
Navios South American Logistics, Inc./Navios Logistics Finance
(U.S.), Inc., 7.25%, 5/01/2022		180,000	172,800
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		585,000	491,400
Transurban Finance Co., 1.75%, 3/29/2028	EUR	500,000	604,419

			$3,384,578
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bonds, 3.125%, 11/15/2041 (f)		$12,069,000	$12,194,404
U.S. Treasury Notes, 0.75%, 10/31/2018		18,000,000	17,883,281
U.S. Treasury Notes, 0.875%, 5/15/2019		13,000,000	12,810,078
U.S. Treasury Notes, 2.75%, 2/15/2024 (f)		24,000,000	23,874,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.25%, 11/15/2025		$11,514,000	$10,994,971

			$77,757,109

Utilities - Electric Power - 3.2%
Calpine Corp., 5.5%, 2/01/2024		$920,000	$844,100
Calpine Corp., 5.75%, 1/15/2025		855,000	784,548
Calpine Corp., 5.25%, 6/01/2026 (n)		580,000	554,987
Covanta Holding Corp., 6.375%, 10/01/2022		320,000	326,800
Covanta Holding Corp., 5.875%, 3/01/2024		595,000	586,075
Covanta Holding Corp., 5.875%, 7/01/2025		555,000	539,737
Drax Finco PLC, 6.625%, 11/01/2025 (z)		890,000	894,450
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	568,712
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	208,693
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	138,319
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	153,901
Enel Finance International S.A., 4.75%, 5/25/2047 (n)		709,000	708,106
Enel S.p.A., 8.75% to 9/24/2023, FLR to 9/24/2073 (n)		500,000	591,250
Enel S.p.A., 6.625% to 9/15/2021, FLR to 9/15/2076	GBP	230,000	358,479
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$609,000	610,894
Exelon Corp., 3.497%, 6/01/2022		259,000	254,911
FirstEnergy Corp., 3.9%, 7/15/2027		115,000	112,521
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	654,768
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$628,000	603,367
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,115,000	1,075,975
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	331,038
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)		1,135,000	1,157,700
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	289,161
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	190,726
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	535,000
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	819,955

			$13,894,173
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		$387,000	$381,195
Total Bonds (Identified Cost, $524,166,011)			$515,015,777

Floating Rate Loans (g)(r) - 0.5%
Building - 0.2%
ABC Supply Co., Inc., Term Loan B2, 4.291%, 10/31/2023		$951,408	$952,836

Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 4.374%, 4/30/2021		$231,390	$231,968

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.884%, 6/23/2022	$273,839	$273,496

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 5.041%, 6/24/2021	$686,802	$691,953
Total Floating Rate Loans (Identified Cost, $2,142,021)		$2,150,253

Common Stocks - 0.2%
Energy - Independent - 0.1%
Frontera Energy Corp. (a)	10,145	$312,619

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	520	$462,498
Total Common Stocks (Identified Cost, $1,974,727)		$775,117

Investment Companies (h) - 2.2%
Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 1.78% (v) (Identified Cost, $9,737,313)	9,738,897	$9,737,923

Other Assets, Less Liabilities - (21.9)%		(94,809,760)
Net Assets - 100.0%		$432,869,310

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $9,737,923 and $517,941,147, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $179,778,399, representing 41.5% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Portfolio of Investments (unaudited) – continued

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2019	1/27/11	$317,690	$817
Afren PLC, 10.25%, 4/08/2019	3/01/12	208,379	534
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.501% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	1,457,093	1,321,982
Coty, Inc., 4%, 4/15/2023	3/28/18	369,030	366,026
Drax Finco PLC, 6.625%, 11/01/2025	4/12/18	893,433	894,450
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	134,646	155,028
LKQ European Holdings B.V., 4.125%, 4/01/2028	3/22/18-3/23/18	432,293	418,002
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	1,308	1,308
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025	10/18/17	658,579	647,961
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	510,224	487,040
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	370,806	404,870
Total Restricted Securities			$4,698,018
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
NATL	National Public Finance Guarantee Corp.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Portfolio of Investments (unaudited) – continued

KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
KRW	42,694,000	USD	39,881	JPMorgan Chase Bank N.A.	6/19/2018	$145
USD	1,027,226	AUD	1,329,795	Merrill Lynch International	5/25/2018	26,052
USD	207,465	CHF	194,919	Brown Brothers Harriman	5/25/2018	10,421
USD	445,281	EUR	362,256	Barclays Bank PLC	5/25/2018	7,136
USD	986,596	EUR	800,000	Brown Brothers Harriman	5/25/2018	19,004
USD	459,611	EUR	374,782	Citibank N.A.	5/25/2018	6,315
USD	444,229	EUR	366,303	Deutsche Bank AG	5/25/2018	1,188
USD	19,945,128	EUR	16,093,484	JPMorgan Chase Bank N.A.	5/25/2018	480,208
USD	11,226,615	EUR	9,002,755	Morgan Stanley Capital Services, Inc.	7/18/2018	290,555
USD	7,829,298	GBP	5,490,390	Deutsche Bank AG	5/25/2018	263,039
USD	139,025	JPY	14,596,752	Deutsche Bank AG	5/25/2018	5,308
USD	1,778,661	MXN	32,899,000	JPMorgan Chase Bank N.A.	5/25/2018	25,595
USD	7,264	NOK	55,710	Goldman Sachs International	5/25/2018	314

						$1,135,280

Liability Derivatives
DKK	11,054	USD	1,820	Barclays Bank PLC	5/25/2018	$(25)
EUR	203,207	USD	251,523	Barclays Bank PLC	5/25/2018	(5,746)
EUR	646,903	USD	788,977	Deutsche Bank AG	5/25/2018	(6,553)
EUR	831,258	USD	1,025,247	Goldman Sachs International	5/25/2018	(19,849)
EUR	228,341	USD	281,049	Royal Bank of Scotland Group PLC	5/25/2018	(4,873)
EUR	212,547	USD	260,589	State Street Bank and Trust Company	5/25/2018	(3,515)
GBP	119,000	USD	167,740	Goldman Sachs International	5/25/2018	(3,747)
HKD	19,818,000	USD	2,530,867	JPMorgan Chase Bank N.A.	5/25/2018	(4,334)
JPY	15,390,000	USD	145,073	JPMorgan Chase Bank N.A.	5/25/2018	(4,090)
NOK	1,477,000	USD	188,253	Goldman Sachs International	5/25/2018	(4,008)
NZD	119,000	USD	86,394	Deutsche Bank AG	5/25/2018	(2,674)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SEK	24,272	USD	2,980	Deutsche Bank AG	5/25/2018	$(203)
SGD	54,000	USD	41,228	Morgan Stanley Capital Services, Inc.	5/25/2018	(486)
ZAR	823,000	USD	69,251	JPMorgan Chase Bank N.A.	6/08/2018	(3,545)
USD	1,998,730	CAD	2,578,261	Deutsche Bank AG	5/25/2018	(10,309)

						$(73,957)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	458	$54,788,250	June - 2018	$224,361

Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	2	$383,388	June - 2018	$(4,135)
U.S. Treasury Bond 30 yr	Short	USD	5	719,219	June - 2018	(2,893)

						$(7,028)

At April 30, 2018, the fund had liquid securities with an aggregate value of $466,690 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $528,282,759)	$517,941,147
Investments in affiliated issuers, at value (identified cost, $9,737,313)	9,737,923
Cash	384,516
Receivables for
Forward foreign currency exchange contracts	1,135,280
Investments sold	1,951,776
Interest	5,706,065
Other assets	46,436
Total assets	$536,903,143
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	198,905
Forward foreign currency exchange contracts	73,957
Daily variation margin on open futures contracts	60,392
Investments purchased	3,253,926
Payable to affiliates
Investment adviser	34,106
Transfer agent and dividend disbursing costs	5,902
Payable for independent Trustees’ compensation	57,299
Accrued interest expense	193,955
Accrued expenses and other liabilities	155,391
Total liabilities	$104,033,833
Net assets	$432,869,310
Net assets consist of
Paid-in capital	$469,262,002
Unrealized appreciation (depreciation)	(9,063,556)
Accumulated net realized gain (loss)	(15,289,602)
Accumulated distributions in excess of net investment income	(12,039,534)
Net assets	$432,869,310
Shares of beneficial interest outstanding	68,476,877
Net asset value per share (net assets of $432,869,310 / 68,476,877 shares of beneficial interest outstanding)	$6.32

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$11,621,430
Dividends from affiliated issuers	52,649
Total investment income	$11,674,079
Expenses
Management fee	$1,431,835
Transfer agent and dividend disbursing costs	57,010
Administrative services fee	38,285
Independent Trustees’ compensation	34,541
Stock exchange fee	35,032
Custodian fee	22,590
Shareholder communications	90,353
Audit and tax fees	40,180
Legal fees	7,677
Interest expense and fees	1,036,461
Miscellaneous	28,034
Total expenses	$2,821,998
Net investment income (loss)	$8,852,081
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,982,219
Affiliated issuers	(294)
Futures contracts	2,733,506
Forward foreign currency exchange contracts	(1,817,029)
Foreign currency	6,866
Net realized gain (loss)	$3,905,268
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(20,046,535)
Affiliated issuers	32
Futures contracts	(618,109)
Forward foreign currency exchange contracts	739,811
Translation of assets and liabilities in foreign currencies	(6,042)
Net unrealized gain (loss)	$(19,930,843)
Net realized and unrealized gain (loss)	$(16,025,575)
Change in net assets from operations	$(7,173,494)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/18 (unaudited)	Year ended 10/31/17
From operations
Net investment income (loss)	$8,852,081	$21,407,711
Net realized gain (loss)	3,905,268	4,214,848
Net unrealized gain (loss)	(19,930,843)	5,801,107
Change in net assets from operations	$(7,173,494)	$31,423,666
Distributions declared to shareholders
From net investment income	$(9,267,996)	$(22,369,283)
From tax return of capital	—	(16,197,777)
From other sources	(8,951,217)	—
Total distributions declared to shareholders	$(18,219,213)	$(38,567,060)
Change in net assets from fund share transactions	$(13,199,057)	$(25,726,141)
Total change in net assets	$(38,591,764)	$(32,869,535)
Net assets
At beginning of period	471,461,074	504,330,609
At end of period (including accumulated distributions in excess of net investment income of $12,039,534 and $2,672,402, respectively)	$432,869,310	$471,461,074

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/18 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$(7,173,494)
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(107,043,808)
Proceeds from disposition of investment securities	128,058,275
Proceeds from disposition of short-term investments, net	(453,093)
Realized gain/loss on investments	(2,981,925)
Unrealized appreciation/depreciation on investments	20,046,503
Unrealized appreciation/depreciation on foreign currency contracts	(739,811)
Net amortization/accretion of income	510,572
Decrease in interest and dividends receivable	351,429
Decrease in accrued expenses and other liabilities	(32,452)
Decrease in receivable for daily variation margin on open futures contracts	35,783
Increase in payable for daily variation margin on open futures contracts	60,392
Decrease in restricted cash	250,000
Increase in other assets	(9,722)
Increase in interest payable	37,806
Net cash provided by operating activities	$30,916,455
Cash flows from financing activities:
Distributions paid in cash	(18,235,425)
Repurchase of shares of beneficial interest	(13,199,057)
Net cash used by financing activities	$(31,434,482)
Net decrease in cash	$(518,027)
Cash:
Beginning of period (including foreign currency of $665,205)	$902,543
End of period	$384,516

Supplemental disclosure of cash flow information:

Cash paid during the six months ended April 30, 2018 for interest was $998,655.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/18		Year ended
			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$6.67		$6.73		$6.76	$7.39	$7.50	$7.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.30	(c)	$0.34	$0.36	$0.39	$0.44
Net realized and unrealized gain (loss)	(0.24)		0.15		0.15	(0.43)	0.04	(0.13)
Total from investment operations	$(0.11)		$0.45		$0.49	$(0.07)	$0.43	$0.31
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.31)		$(0.37)	$(0.46)	$(0.42)	$(0.46)
From net realized gain	—		—		—	(0.08)	(0.13)	—
From tax return of capital	—		(0.23)		(0.16)	(0.03)	—	—
From other sources	(0.13)		—		—	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.54)		$(0.53)	$(0.57)	$(0.55)	$(0.46)
Net increase from repurchase of capital shares	$0.02		$0.03		$0.01	$0.01	$0.01	$0.00 (w)
Net asset value, end of period (x)	$6.32		$6.67		$6.73	$6.76	$7.39	$7.50
Market value, end of period	$5.72		$6.16		$5.97	$5.94	$6.37	$6.59
Total return at market value (%)	(2.95	)(n)	12.50		9.93	2.18	5.09	(3.73)
Total return at net asset value (%) (j)(r)(s)(x)	(0.97	)(n)	8.06	(c)	8.89	0.24	7.13	4.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.10	(c)	1.10	0.98	0.98	1.02
Expenses after expense reductions (f)	N/A		N/A		N/A	N/A	0.98	1.02
Net investment income (loss)	3.95	(a)	4.45	(c)	5.13	5.05	5.32	5.75
Portfolio turnover	17	(n)	50		36	47	46	65
Net assets at end of period (000 omitted)	$432,869		$471,461		$504,331	$515,095	$570,454	$586,296

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.80	(a)	0.78	(c)	0.87	0.82	0.83	0.86
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000		$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$5,329		$5,715		$6,043	$6,151	$6,705	$6,863

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”). For entities that have restricted cash and are required to present a statement of cash flows, ASU 2016-18 changes the cash flow presentation for restricted cash. Management has evaluated the potential impacts of ASU 2016-18 and expects that the effects of the fund’s adoption will be limited to the reclassification of restricted cash on the fund’s Statement of Cash Flows and the addition of disclosures regarding the nature of the restrictions on restricted cash. ASU 2016-18 will be effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable

Notes to Financial Statements (unaudited) – continued

debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with

Notes to Financial Statements (unaudited) – continued

such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$312,619	$—	$462,498	$775,117
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	77,757,109	—	77,757,109
Non-U.S. Sovereign Debt	—	48,486,284	—	48,486,284
Municipal Bonds	—	269,176	—	269,176
U.S. Corporate Bonds	—	263,067,870	—	263,067,870
Residential Mortgage-Backed Securities	—	23,936,353	—	23,936,353
Commercial Mortgage-Backed Securities	—	717,857	—	717,857
Asset-Backed Securities (including CDOs)	—	9,831,293	—	9,831,293
Foreign Bonds	—	90,949,835	—	90,949,835
Floating Rate Loans	—	2,150,253	—	2,150,253
Mutual Funds	9,737,923	—	—	9,737,923
Total	$10,050,542	$517,166,030	$462,498	$527,679,070

Other Financial Instruments
Futures Contracts – Assets	$224,361	$—	$—	$224,361
Futures Contracts – Liabilities	(7,028)	—	—	(7,028)
Forward Foreign Currency Exchange Contracts – Assets	—	1,135,280	—	1,135,280
Forward Foreign Currency Exchange Contracts – Liabilities	—	(73,957)	—	(73,957)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/17	$462,498
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/18	$462,498

The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2018 is $0. At April 30, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$224,361	$(7,028)
Foreign Exchange	Forward Foreign Currency Exchange	1,135,280	(73,957)
Total		$1,359,641	$(80,985)

(a)	Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$2,733,506	$—
Foreign Exchange	—	(1,817,029)
Total	$2,733,506	$(1,817,029)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(618,109)	$—
Foreign Exchange	—	739,811
Total	$(618,109)	$739,811

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this

Notes to Financial Statements (unaudited) – continued

financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the

Notes to Financial Statements (unaudited) – continued

U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) – continued

applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains and a capital loss carryforward, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

For the six months ended April 30, 2018, the amount of distributions estimated to be a tax return of capital was approximately $8,951,217 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/17
Ordinary income (including any short-term capital gains)	$22,369,283
Tax return of capital (b)	16,197,777
Total distributions	$38,567,060

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18
Cost of investments	$548,122,814
Gross appreciation	32,439
Gross depreciation	(20,476,183)
Net unrealized appreciation (depreciation)	$(20,443,744)

As of 10/31/17
Capital loss carryforwards	(14,752,460)
Other temporary differences	(269,872)
Net unrealized appreciation (depreciation)	4,022,347

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

As of October 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,379,871)
Long-Term	(11,372,589)
Total	$(14,752,460)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2018, these fees paid to MFSC amounted to $16,516.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these

Notes to Financial Statements (unaudited) – continued

credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $4,534 and the Retirement Deferral plan resulted in a net decrease in expense of $201. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under both plans amounted to $51,460 at April 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2018, the fee paid by the fund under this agreement was $376 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$5,933,304	$1,327,907
Non-U.S. Government securities	$83,472,573	$117,771,849

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 2,213,590 shares of beneficial interest during the six months ended April 30, 2018 at an average price per share of $5.96 and a weighted average discount of 8.46% per share. The fund repurchased 4,216,305 shares of beneficial interest during the year ended October 31, 2017 at an average price per share of $6.10 and a weighted average discount of 8.70% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Capital shares reacquired	(2,213,590)	$(13,199,057)	(4,216,305)	$(25,726,141)

Notes to Financial Statements (unaudited) – continued

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2018, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2018. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the bank’s prime rate, the daily one month LIBOR plus an agreed upon spread, or the Overnight Federal Funds Rate plus an agreed upon spread. The fund incurred interest expense of $1,036,256 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2018, the average loan balance was $100,000,000 at a weighted average annual interest rate of 2.07%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		9,285,804	67,123,914	(66,670,821)	9,738,897

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(294)	$32	$—	$52,649	$9,737,923

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and

Notes to Financial Statements (unaudited) – continued

immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $750,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2018, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended April 30, 2018. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2017 and the financial highlights for each of the five years in the period ended October 31, 2017, and in our report dated December 15, 2017, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 18, 2018

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Multimarket Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Multimarket Income Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Michael Skatrud became a portfolio manager of the Fund on March 1, 2018. Effective June 30, 2018, Richard Hawkins is no longer a portfolio manager of the Fund. Effective September 1, 2018, William Adams will no longer be a portfolio manager of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Co-Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1988
Robert Spector	Co-Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment area of MFS since 2011
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment area of MFS since 2009
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 2005
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2000
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1997
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	March 2018	Investment Officer of MFS; Employed in the investment area of MFS since May 2013; High Yield analyst at Columbia Management from June 2009 to April 2013

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2017, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Multimarket Income Trust	Richard Hawkins

Bloomberg Barclays Global Aggregate Credit Bond Index

JP Morgan Emerging Markets Bond Index Global

Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

Robert Spector

Bloomberg Barclays Global Aggregate Credit Bond Index

JP Morgan Emerging Markets Bond Index Global

Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
Pilar Gomez-Bravo

Bloomberg Barclays Global Aggregate Credit Bond Index

JPMorgan Emerging Markets Bond Index Global

Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

	Robert Persons	Bloomberg Barclays Global Aggregate Credit Bond Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
	Michael Skatrud[1]	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

[1]	Information is as of March 1, 2018.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available. For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered. For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered. Emphasis is generally placed on longer performance periods when multiple performance periods are available.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Mr. Adams, his compensation reflects his broader role within MFS as Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager. His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities. This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2017. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Richard Hawkins	N
Robert Spector	N
William Adams	N
Ward Brown	N
David Cole	N
Pilar Gomez-Bravo	N
Robert Persons	N
Matt Ryan	N
Michael Skatrud[1]	N

[1]	Mr. Skatrud became a Portfolio Manager of the Fund on March 1, 2018. Information is as of March 1, 2018.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund’s fiscal year ended October 31, 2017:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard Hawkins	11	$21.8 billion	4	$3.4 billion	2	$481.8 million
Robert Spector	5	$4.5 billion	9	$5.1 billion	50	$2.2 billion
William Adams	12	$9.2 billion	6	$1.1 billion	1	$108.4 million
Ward Brown	9	$12.3 billion	6	$3.7 billion	3	$1.2 billion
David Cole	11	$9.2 billion	4	$1.2 billion	1	$108.4 million
Pilar Gomez-Bravo	5	$4.5 billion	4	$3.1 billion	1	$447.9 million
Robert Persons	17	$30.9 billion	8	$4.5 billion	4	$677.7 million
Matt Ryan	11	$12.9 billion	7	$4.4 billion	3	$1.2 billion
Michael Skatrud[1] (Became a Portfolio Manager of the Fund on March 1, 2018)	11	$8.8 billion	5	$910.1 million	1	$57.2 million

*	Includes the Fund.
[1]	Account information is as of March 1, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/17-11/30/17	848,782	6.11	848,782	6,220,264
12/01/17-12/31/17	103,651	6.10	103,651	6,116,613
1/01/18-1/31/18	341,858	6.01	341,858	5,774,755
2/01/18-2/28/18	433,844	5.82	433,844	5,340,911
3/01/18-3/31/18	279,033	5.78	279,033	5,061,878
4/01/18-4/30/18	206,422	5.77	206,422	4,855,456

Total	2,213,590	5.96	2,213,590

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2017 plan year is 7,069,046.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.